Shareholder Report, Average Annual Return (Details) DFHA_DFA Global Core Plus Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	94 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Global Core Plus Fixed Income Portfolio – Institutional
Average Annual Return, Percent	6.65%	0.46%	2.45%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.52%	2.22%